Advances due to and from Founders (Details narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advanced to company	$ 1,100,000
Additional non interesting fund		$ 1,397,815	$ 0	$ 1,964,669
Mr Huang [Member]
Repaid			1,350,000	1,900,000
Victor Huang and Derek Xu
Loan Borrow				3,000,000
Capital				$ 1,100,000
Interest				5.00%
Additional Cash			900,000	$ 900,000	$ 1,750,000
Zeppelin [Member]
Additional Cash				1,095,000
Operations Expenses					1,100,000
Primarily cash				73,000
Accrued liabilities				60,000
Advance Liabilities				1,150,000
Shareholders Advances				2,254,000	$ 600,000
Additional non interesting fund				1,100,000
Stockholder's deficit				2,181,000
Mr Xu [Member]
Repaid			200,000	1,300,000
Founder [Member]
Advanced to company			600,000
Repaid			1,750,000	$ 1,100,000
Airship AI [Member]
Proceeds from advances		1,000,000	1,350,000
Repaid		$ 1,000,000	$ 200,000